Employee Future Benefits - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate as at December 31	4.84%	5.27%
Expected long-term rate of return on plan assets	6.58%	5.87%
Rate of compensation increase	3.37%	3.33%
Health care cost trend increase as at December 31	0.00%	0.00%
Discount rate during the year	5.36%	2.97%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate as at December 31	4.94%	5.36%
Expected long-term rate of return on plan assets	5.92%	5.00%
Rate of compensation increase	0.00%	0.00%
Health care cost trend increase as at December 31	4.52%	4.48%
Discount rate during the year	5.39%	2.97%
Health care cost trend rate assumed for next fiscal year	5.95%
Remaining period until health care cost trend rate reaches ultimate trend rate	10 years